Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,163,977	$ 38,407,560	$ 49,114,329
Accumulated Amortization	(12,115,745)	(8,060,653)	(3,341,774)
Net Carrying Amount	27,048,230	30,346,489	45,772,555
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,949,595	5,835,512	7,396,804
Accumulated Amortization	(893,348)	(578,960)	(257,018)
Net Carrying Amount	5,056,247	5,256,552	7,139,786
Developed Technology and Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,244,592	10,109,366	25,231,659
Accumulated Amortization	(3,061,301)	(1,935,018)	(1,242,605)
Net Carrying Amount	7,183,291	8,174,348	23,989,054
Gaming Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,348,025	1,317,567	1,752,612
Accumulated Amortization	(1,129,676)	(774,760)	(573,876)
Net Carrying Amount	218,349	542,807	1,178,736
Player Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	21,395,918	20,920,029	13,956,083
Accumulated Amortization	(7,013,592)	(4,757,813)	(1,253,135)
Net Carrying Amount	14,382,326	16,162,216	12,702,948
Internal-use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	225,847	225,086	777,171
Accumulated Amortization	(17,830)	(14,520)	(15,140)
Net Carrying Amount	$ 208,017	$ 210,566	$ 762,031